Note 5 - Other Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Other Receivables [Table Text Block]
	As of December 31,
	2012	2013
	RMB	RMB
Advances to staff (i)	9,784	9,494
Advances to entrepreneurial agents (ii)	1,959	1,984
Rental deposits	5,893	6,213
Interest income receivables (iii)	51,315	47,273
Value-added tax recoverable (iv)	10,745	1,867
Receivable from third parties(v)	—	141,938
Reimbursement from insurance company (vi)	—	40,106
Other	6,869	5,901
	86,565	254,776